Note 6 - Notes and Other Loans Payable (Detail) - Related Party Notes and Other Loans Payable (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Current due to related parties	$ 736,427		$ 678,271		$ 659,577
6% Demand Loan from Controlling Shareholder [Member]
Current due to related parties	11,285	[1]	11,285	[1]
6% Demand Loans per Operations Agreement with Schoell Marine Inc. [Member]
Current due to related parties	465,266	[2]	427,332	[2]	444,209
6% Demand Non-Collateralized Loan from Officer and Shareholder [Member]
Current due to related parties	66,364		66,364		86,264
Accrued Interest [Member]
Current due to related parties	$ 193,512		$ 173,290		$ 129,104

[1]	This note (originally $40,000) was issued to finance the purchase of 8,000 shares of the Company's Series A Preferred Stock. This treasury stock was subsequently sold for $40,000.
[2]	This note arose from services and salaries incurred by Schoell Marine on behalf of the Company. Schoell Marine also owns the building that is leased to the Company. The Schoell Marine note bears an interest rate of 6% and repayments occur as cash flow of the Company permits. The note is secured by a UCC-1 filing on the Company's patents and patent applications. For the six months ended June 30, 2012, $2,550 of principal was paid on the note balance.